UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Edward Corrao, Esq.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund

Schedule of Investments

August 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.28%	Shares	Value
ETFMG Prime Cyber Security ETF(a)	501,130	$20,275,720
Invesco QQQ Trust, Series 1	416,647	77,767,162
iShares® Commodities Select Strategy ETF	508,260	19,397,743
iShares® Core S&P ® Small-Cap ETF	325,670	29,411,258
iShares® North American Tech-Software ETF	121,330	24,369,130
iShares® Russell 2000® ETF	169,230	29,280,175
iShares® Short Treasury Bond ETF	400,020	44,186,209
PIMCO Enhanced Short Maturity Active ETF	334,289	33,973,791
SPDR® S&P 500® ETF Trust	252,580	73,326,500
SPDR® S&P 600® Small Cap Growth ETF	701,620	49,064,287
Vanguard® Growth ETF	458,811	73,749,280

TOTAL EXCHANGE-TRADED FUNDS (Cost $378,152,883)		474,801,255

MONEY MARKET FUNDS - 3.77%	Value	Shares
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.837%, 7-day effective yield	18,580,043	$18,580,043

TOTAL MONEY MARKET FUNDS (Cost $18,580,043)		18,580,043

Total Investments, at Value - 100.05% (Cost $396,732,926)		493,381,298

Liabilities in Excess of Other Assets - (0.05)%		(253,711)

Net Assets - 100.00%		$493,127,587

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

Stadion Tactical Defensive Fund

Schedule of Investments

August 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.23%	Shares	Value
Invesco QQQ Trust, Series 1	66,230	$12,361,829
iShares® Core S&P® Small-Cap ETF	126,140	11,391,703
iShares® Russell 2000® ETF	74,290	12,853,656
SPDR® Dow Jones® Industrial Average ETF Trust	43,910	11,410,014
SPDR® Portfolio Developed World ex-US ETF	307,730	9,394,997
SPDR® Portfolio Emerging Markets ETF	64,250	2,262,885
SPDR® S&P 500® ETF Trust	127,200	36,927,432

TOTAL EXCHANGE-TRADED FUNDS (Cost $94,131,184)		96,602,516

MONEY MARKET FUNDS - 1.91%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.837%, 7-day effective yield	1,879,716	$1,879,716

TOTAL MONEY MARKET FUNDS (Cost $1,879,716)		1,879,716

Total Investments, at Value - 100.14% (Cost $96,010,900)		98,482,232

Liabilities in Excess of Other Assets - (0.14)%		(137,575)

Net Assets - 100.00%		$98,344,657

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund

Schedule of Investments

August 31, 2018 (Unaudited)

COMMON STOCKS - 46.35%	Shares	Value
Consumer Discretionary - 3.53%
Distributors - 1.18%
Genuine Parts Co.(a)	11,276	$1,125,908

Hotels, Restaurants & Leisure - 1.16%
McDonald's Corp.(a)	6,861	1,113,060

Household Durables - 1.19%
Garmin Ltd.(a)	16,691	1,137,325

Consumer Staples - 7.01%
Food & Staples Retailing - 2.34%
Sysco Corp.(a)	15,046	1,125,742
Wal-Mart, Inc.(a)	11,611	1,113,030
		2,238,772

Food Products - 3.51%
Archer-Daniels-Midland Co.(a)	22,115	1,114,596
General Mills, Inc.(a)	24,585	1,131,156
Kellogg Co.(a)	15,556	1,116,765
		3,362,517

Household Products - 1.16%
Procter & Gamble Co.(a)	13,362	1,108,378

Energy - 2.23%
Energy Equipment & Services - 1.08%
Schlumberger Ltd.(a)	16,379	1,034,498

Oil, Gas & Consumable Fuels - 1.15%
Chevron Corp.(a)	9,289	1,100,375

Financials - 5.73%
Banks - 4.58%
BB&T Corp.(a)	21,568	1,114,203
Fifth Third Bancorp(a)	35,590	1,047,414
US Bancorp(a)	20,600	1,114,666
Wells Fargo & Co.(a)	18,931	1,107,085
		4,383,368

Insurance - 1.15%
Aflac, Inc.(a)	23,885	1,104,442

COMMON STOCKS - 46.35% (continued)	Shares	Value
Health Care - 5.86%
Health Care Equipment & Supplies - 1.17%
Abbott Laboratories(a)	16,735	$1,118,567

Pharmaceuticals - 4.69%
Eli Lilly & Co.(a)	10,661	1,126,335
Johnson & Johnson(a)	8,319	1,120,486
Merck & Co., Inc.(a)	16,327	1,119,869
Pfizer, Inc.	27,043	1,122,825
		4,489,515

Industrials - 8.11%
Aerospace & Defense - 3.44%
Harris Corp.(a)	6,767	1,099,705
Lockheed Martin Corp.(a)	3,444	1,103,492
United Technologies Corp.(a)	8,304	1,093,637
		3,296,834
Commercial Services & Supplies - 1.17%
Waste Management, Inc.(a)	12,327	1,120,524

Electrical Equipment - 1.17%
Emerson Electric Co.(a)	14,624	1,122,099

Machinery - 1.18%
Illinois Tool Works, Inc.(a)	8,101	1,125,067

Trading Companies & Distributors - 1.15%
WW Grainger, Inc.(a)	3,108	1,100,450

Information Technology - 4.73%
Communications Equipment - 1.18%
Cisco Systems, Inc.(a)	23,672	1,130,811

IT Services - 1.16%
International Business Machines Corp.(a)	7,598	1,112,955

Software - 1.18%
Microsoft Corp.(a)	10,059	1,129,928

Technology Hardware, Storage & Peripherals - 1.21%
Apple, Inc.	5,063	1,152,491

Materials - 2.26%
Chemicals - 1.16%
DowDuPont, Inc.(a)	15,802	1,108,195

COMMON STOCKS - 46.35% (continued)	Shares	Value
Materials - 2.26% (continued)
Containers & Packaging - 1.10%
International Paper Co.(a)	20,680	$1,057,575

Real Estate - 1.14%
Equity Real Estate Investment - 1.14%
Weyerhaeuser Co.(a)	31,574	1,095,934

Telecommunication Services - 1.14%
Diversified Telecommunication Services - 1.14%
AT&T, Inc.(a)	34,294	1,095,350

Utilities - 4.61%
Electric Utilities - 2.29%
Eversource Energy(a)	18,010	1,124,364
Southern Co.(a)	24,432	1,069,633
		2,193,997
Gas Utilities - 1.16%
National Fuel Gas Co.(a)	19,951	1,107,879

Multi-Utilities - 1.16%
Dominion Energy, Inc.(a)	15,726	1,112,929

TOTAL COMMON STOCKS (Cost $30,594,814)		44,379,743

EXCHANGE-TRADED FUNDS - 47.76%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF	46,709	$2,286,873
iShares® MBS ETF(a)	87,859	9,154,908
SPDR® Portfolio Intermediate-Term Corporate Bond ETF	478,889	15,999,681
SPDR® Portfolio Long-Term Corporate Bond ETF	172,352	4,539,769
SPDR® Portfolio Short-Term Corporate Bond ETF	302,870	9,164,846
VanEck Vectors™ Fallen Angel High Yield Bond ETF(a)	157,628	4,575,941

TOTAL EXCHANGE-TRADED FUNDS (Cost $46,625,306)		45,722,018

PURCHASED OPTION CONTRACTS - 11.94%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 8.73%
S&P 500® Index:
	Jefferies	09/07/2018	$2,950	50	$14,507,600	$4,000
	Jefferies	09/14/2018	2,950	50	14,507,600	15,750
	Jefferies	09/21/2018	2,950	50	14,507,600	29,250
	Jefferies	09/28/2018	2,950	50	14,507,600	44,500
	Jefferies	10/05/2018	3,000	50	14,507,600	16,250
	Jefferies	10/12/2018	3,025	50	14,507,600	13,250
	Jefferies	12/20/2019	2,650	60	17,409,120	2,310,900
	Jefferies	12/20/2019	2,700	60	17,409,120	2,087,700
	Jefferies	12/18/2020	2,700	90	26,113,680	3,840,750
					147,977,520	8,362,350

Put Option Contracts - 3.21%
iPATH S&P 500® VIX Short-Term Futures ETN:
	Jefferies	12/21/2018	27	900	2,616,300	317,250
	Jefferies	01/18/2019	27	900	2,616,300	373,500

S&P 500® Index:
	Jefferies	09/28/2018	2,725	50	14,507,600	26,250
	Jefferies	10/05/2018	2,750	50	14,507,600	39,500
	Jefferies	10/12/2018	2,800	50	14,507,600	68,750
	Jefferies	12/21/2018	2,200	75	21,761,400	40,125
	Jefferies	12/21/2018	2,250	150	43,522,800	92,250
	Jefferies	06/21/2019	2,400	75	21,761,400	286,500
	Jefferies	06/21/2019	2,450	100	29,015,200	431,500
	Jefferies	06/21/2019	2,475	25	7,253,800	114,625
	Jefferies	06/21/2019	2,525	25	7,253,800	129,500
	Jefferies	06/21/2019	2,550	25	7,253,800	137,625
	Jefferies	12/20/2019	2,525	25	7,253,800	200,500
	Jefferies	12/20/2019	2,575	30	8,704,560	266,400

SPDR® S&P 500® ETF Trust:
	Jefferies	06/21/2019	210	100	2,903,100	18,300
	Jefferies	06/21/2019	215	400	11,612,400	83,400
	Jefferies	06/21/2019	220	300	8,709,300	71,250
	Jefferies	06/21/2019	230	550	15,967,050	167,750
	Jefferies	12/20/2019	235	350	10,160,850	200,200
					251,888,660	3,065,175

TOTAL PURCHASED OPTION CONTRACTS (Cost $13,680,309)					399,866,180	11,427,525

MONEY MARKET FUNDS - 0.41%	Shares	Value

Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.837%, 7-day effective yield	391,465	$391,465

TOTAL MONEY MARKET FUNDS (Cost $391,465)		391,465

Total Investments, at Value - 106.46% (Cost $91,291,894)		101,920,751

Written Option Contracts - (6.11)%		(5,845,038)

Liabilities in Excess of Other Assets - (0.35)%		(337,247)

Net Assets - 100.00%		$95,738,466

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $30,084,843, representing 31.42% of net assets.

WRITTEN OPTION CONTRACTS - 6.11%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 4.83%
S&P 500® Index:
	Jefferies	09/14/2018	$2,830	25	$89,987	$7,253,800	$198,750
	Jefferies	09/14/2018	2,855	60	126,332	17,409,120	339,900
	Jefferies	09/21/2018	2,840	50	162,553	14,507,600	371,000
	Jefferies	09/21/2018	2,855	30	77,058	8,704,560	183,150
	Jefferies	09/28/2018	2,840	50	203,851	14,507,600	392,750
	Jefferies	09/28/2018	2,875	60	195,871	17,409,120	298,200
	Jefferies	10/05/2018	2,860	50	209,659	14,507,600	328,000
	Jefferies	10/05/2018	2,925	60	151,132	17,409,120	132,600
	Jefferies	10/12/2018	2,910	50	192,962	14,507,600	170,000
	Jefferies	06/21/2019	2,800	10	58,976	2,901,520	224,350
	Jefferies	06/21/2019	2,900	70	323,347	20,310,640	1,088,850
	Jefferies	06/21/2019	3,000	55	294,746	15,958,360	532,675
	Jefferies	12/20/2019	3,100	35	221,174	10,155,320	364,525
					2,307,648	175,541,960	4,624,750
Put Option Contracts - 1.28%
S&P 500® Index:
	Jefferies	09/28/2018	2,840	50	176,192	14,507,600	63,500
	Jefferies	10/05/2018	2,860	50	161,909	14,507,600	95,500
	Jefferies	10/12/2018	2,910	50	179,204	14,507,600	187,000
	Jefferies	12/21/2018	1,975	75	434,832	21,761,400	20,063
	Jefferies	12/21/2018	2,000	150	763,973	43,522,800	43,500
	Jefferies	06/21/2019	2,125	50	269,521	14,507,600	96,000
	Jefferies	06/21/2019	2,150	25	163,549	7,253,800	51,250
	Jefferies	06/21/2019	2,175	100	589,618	29,015,200	218,500
	Jefferies	06/21/2019	2,200	25	147,263	7,253,800	58,250
	Jefferies	06/21/2019	2,250	50	289,145	14,507,600	132,000
	Jefferies	12/20/2019	2,250	25	147,213	7,253,800	112,375
	Jefferies	12/20/2019	2,275	30	163,900	8,704,560	142,350
					3,486,319	197,303,360	1,220,288

Total Written Option Contracts					$5,793,967	$372,845,320	$5,845,038

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund

Schedule of Investments

August 31, 2018 (Unaudited)

COMMON STOCKS - 104.55%	Shares	Value
Consumer Discretionary - 8.19%
Automobiles - 1.76%
Ford Motor Co.(a)	23,550	$223,254

Distributors - 2.13%
Genuine Parts Co.(a)	2,716	271,193

Hotels, Restaurants & Leisure - 2.16%
McDonald's Corp.(a)	1,691	274,331

Multiline Retail - 2.14%
Target Corp.(a)	3,111	272,212

Consumer Staples - 16.81%
Beverages - 4.13%
Coca-Cola Co.(a)	5,869	261,581
PepsiCo, Inc.(a)	2,356	263,896
		525,477

Food & Staples Retailing - 2.14%
Sysco Corp.(a)	3,640	272,345

Food Products - 4.23%
General Mills, Inc.(a)	5,831	268,285
Kellogg Co.(a)	3,751	269,284
		537,569

Household Products - 4.23%
Kimberly-Clark Corp.(a)	2,319	267,937
Procter & Gamble Co.(a)	3,254	269,919
		537,856

Tobacco - 2.08%
Altria Group, Inc.(a)	4,520	264,510

Energy - 8.27%
Oil, Gas & Consumable Fuels - 8.27%
Chevron Corp.(a)	2,193	259,783
Exxon Mobil Corp.(a)	3,320	266,164
Occidental Petroleum Corp.(a)	3,301	263,651
Valero Energy Corp.(a)	2,223	262,047
		1,051,645

COMMON STOCKS - 104.55% (continued)	Shares	Value
Financials - 14.48%
Banks - 8.42%
BB&T Corp.(a)	5,196	$268,425
JPMorgan Chase & Co.(a)	2,326	266,513
PNC Financial Services Group, Inc.	1,860	266,985
Wells Fargo & Co.(a)	4,592	268,540
		1,070,463

Capital Markets - 3.96%
CME Group, Inc.(a)	1,596	278,869
Invesco Ltd.(a)	9,327	224,781
		503,650

Insurance - 2.10%
Aflac, Inc.(a)	5,782	267,360

Health Care - 10.68%
Health Care Equipment & Supplies - 2.13%
Abbott Laboratories(a)	4,053	270,903

Pharmaceuticals - 8.55%
Eli Lilly & Co.(a)	2,595	274,162
Johnson & Johnson(a)	2,021	272,209
Merck & Co., Inc.(a)	3,953	271,136
Pfizer, Inc.(a)	6,495	269,672
		1,087,179

Industrials - 14.72%
Aerospace & Defense - 6.31%
Harris Corp.(a)	1,649	267,979
Lockheed Martin Corp.(a)	840	269,145
United Technologies Corp.(a)	2,012	264,980
		802,104

Commercial Services & Supplies - 2.14%
Waste Management, Inc.(a)	2,998	272,518

Electrical Equipment - 2.14%
Emerson Electric Co.(a)	3,537	271,394

Industrial Conglomerates - 2.15%
3M Co.(a)	1,296	273,352

Machinery - 1.98%
Illinois Tool Works, Inc.(a)	1,811	251,512

COMMON STOCKS - 104.55% (continued)	Shares	Value
Information Technology - 10.50%
IT Services - 4.30%
International Business Machines Corp.(a)	1,855	$271,720
Paychex, Inc.(a)	3,748	274,541
		546,261

Semiconductors & Semiconductor Equipment - 4.03%
Intel Corp.(a)	5,127	248,301
Texas Instruments, Inc.(a)	2,350	264,140
		512,441

Software - 2.17%
Microsoft Corp.(a)	2,461	276,444

Materials - 4.10%
Chemicals - 2.12%
Air Products & Chemicals, Inc.(a)	1,618	269,057

Containers & Packaging - 1.98%
International Paper Co.	4,920	251,609

Real Estate - 2.16%
Equity Real Estate Investment - 2.16%
HCP, Inc.(a)	10,157	274,544

Telecommunication Services - 4.21%
Diversified Telecommunication Services - 4.21%
AT&T, Inc.(a)	8,297	265,006
Verizon Communications, Inc.(a)	4,962	269,784
		534,790

Utilities - 10.43%
Electric Utilities - 6.19%
Entergy Corp.(a)	3,233	270,247
Eversource Energy(a)	4,360	272,195
Southern Co.(a)	5,603	245,299
		787,741

Multi-Utilities - 4.24%
Centerpoint Energy, Inc.(a)	9,713	269,924
Dominion Energy, Inc.	3,799	268,855
		538,779

TOTAL COMMON STOCKS (Cost $11,316,251)		13,292,493

PURCHASED OPTION CONTRACTS - 2.05%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.27%
S&P 500® Index:
	Jefferies	09/21/2018	$3,000	45	$13,056,840	$5,737
	Jefferies	10/19/2018	3,075	36	10,445,472	5,130
	Jefferies	06/21/2019	3,400	30	8,704,560	16,950
	Jefferies	06/21/2019	3,500	20	5,803,040	6,900
					38,009,912	34,717

Put Option Contracts - 1.78%
S&P 500® Index	Jefferies	10/19/2018	2,750	8	2,321,216	9,720
SPDR® S&P 500® ETF Trust:
	Jefferies	06/21/2019	240	300	8,709,300	117,150
	Jefferies	06/21/2019	250	200	5,806,200	99,700
					16,836,716	226,570

TOTAL PURCHASED OPTION CONTRACTS (Cost $575,128)					54,846,628	261,287

MONEY MARKET FUNDS - 0.49%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.837%, 7-day effective yield	62,177	$62,177

TOTAL MONEY MARKET FUNDS (Cost $62,177)		62,177

Total Investments, at Value - 107.09% (Cost $11,953,556)		13,615,957

Written Option Contracts - (6.26)%		(795,770)

Liabilities in Excess of Other Assets - (0.83)%		(105,992)

Net Assets - 100.00%		$12,714,195

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $10,138,482, representing 79.74% of net assets.

WRITTEN OPTION CONTRACTS - 6.26%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 5.93%
S&P 500® Index:
	Jefferies	10/19/2018	$2,930	36	$100,743	$10,445,472	$93,780
	Jefferies	06/21/2019	2,900	30	266,959	8,704,560	466,650
	Jefferies	06/21/2019	3,000	20	174,526	5,803,040	193,700
					542,228	24,953,072	754,130
Put Option Contracts - 0.33%
S&P 500® Index	Jefferies	10/19/2018	2,930	8	41,928	2,321,216	41,640
					41,928	2,321,216	41,640

Total Written Option Contracts					$584,156	$27,274,288	$795,770

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2018 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014) and Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013 and Class T shares of the fund were launched effective August 14, 2017. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, Class I and Class T shares commenced on September 15, 2006, October 1, 2009, May 28, 2010 and August 14, 2017, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012 and Class T shares of the Fund were launched effective August 14, 2017. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares, Class I and Class T shares commenced on December 31, 2012, August 7, 2015, February 14, 2013 and August 14, 2017, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers four classes of shares, Class A, Class C, Class I, and Class T. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Class T shares are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and a distribution and/or service fee up to 0.25% of the average net assets attributable to Class T shares. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2018 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$474,801,255	$–	$–	$474,801,255
Money Market Funds	18,580,043	–	–	18,580,043
Total Investments in Securities	$493,381,298	$–	$–	$493,381,298

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$96,602,516	$–	$–	$96,602,516
Money Market Funds	1,879,716	–	–	1,879,716
Total Investments in Securities	$98,482,232	$–	$–	$98,482,232

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$44,379,743	$–	$–	$44,379,743
Exchange-Traded Funds	45,722,018	–	–	45,722,018
Purchased Option Contracts	–	11,427,525	–	11,427,525
Money Market Funds	391,465	–	–	391,465
Total Investments in Securities	$90,493,226	$11,427,525	$–	$101,920,751
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(5,845,038)	$–	$(5,845,038)
Total	$–	$(5,845,038)	$–	$(5,845,038)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$13,292,493	$–	$–	$13,292,493
Purchased Option Contracts	–	261,287	–	261,287
Money Market Funds	62,177	–	–	62,177
Total Investments in Securities	$13,354,670	$261,287	$–	$13,615,957
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(795,770)	$–	$(795,770)
Total	$–	$(795,770)	$–	$(795,770)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

As of August 31, 2018, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2018. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® S&P® ETF Trust, (the “ETF”) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETF can be found at www.sec.gov.

The Fund’s performance may be directly affected by the performance of the ETF. As of August 31, 2018, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 37.55%.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	October 25, 2018

By:	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	October 25, 2018